Stock Options Outstanding, Employees Stock Option Schemes (Detail) (Employees Stock Option Scheme)					6 Months Ended
	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2013 INR	Mar. 31, 2013 INR	Sep. 30, 2014 Plan ''C'' USD ($)	Sep. 30, 2014 Plan ''C'' INR	Sep. 30, 2014 Plan ''D'' USD ($)	Sep. 30, 2014 Plan ''D'' INR	Sep. 30, 2014 Plan "E" USD ($)	Sep. 30, 2014 Plan "E" INR	Sep. 30, 2014 Plan "F" USD ($)	Sep. 30, 2014 Plan "F" INR	Sep. 30, 2014 General ESOP USD ($)	Sep. 30, 2014 General ESOP INR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range					$ 10.98	680.00	$ 5.51	340.96	$ 7.11	440.16	$ 13.49	835.50	$ 1.92	118.61
Range of exercise price, Upper Range					$ 13.49	835.50	$ 10.98	680.00	$ 10.98	680.00	$ 13.49	835.50	$ 4.07	251.72
Number Of Shares Arising Out Of Options	118,135,330	92,476,600	100,835,005	65,443,045	7,352,600	7,352,600	7,751,850	7,751,850	62,148,100	62,148,100	40,848,000	40,848,000	34,780	34,780
Weighted Average Remaining Life					3 years 5 months 12 days	3 years 5 months 12 days	2 years 10 months 28 days	2 years 10 months 28 days	2 years 8 months 23 days	2 years 8 months 23 days	5 years 8 months 19 days	5 years 8 months 19 days	1 month 2 days	1 month 2 days
Weighted Average Exercise Price	673.48	556.06	544.65	417.32		691.97		639.40		569.30		835.50		238.72